Item 1. SCHEDULE OF INVESTMENTS
INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments October 29, 2021 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (98.4%)

Communication Services (7.2%)
BCE Inc	$97,000	$4,992,590
Verizon Communications Inc	144,000	7,630,560
		12,623,150
Consumer Discretionary (2.2%)
Genuine Parts Co	16,500	2,163,315
McDonald's Corp	6,500	1,596,075
		3,759,390
Consumer Staples (16.7%)
Altria Group Inc	144,000	6,351,840
British American Tobacco PLC	53,000	1,850,760
Coca Cola Co/The	114,000	6,426,180
Kimberly Clark Corp	35,000	4,532,150
PepsiCo Inc	14,000	2,262,400
Philip Morris International Inc	62,000	5,861,480
Procter & Gamble Co/The	12,000	1,715,880
		29,000,690
Energy (9.7%)
Chevron Corp	26,000	2,976,740
Devon Energy Corp	91,000	3,647,280
Enbridge Inc	70,000	2,930,200
Exxon Mobil Corp	42,000	2,707,740
Pioneer Natural Resources Co	16,500	3,085,170
TC ENERGY CORP	27,000	1,460,700
		16,807,830
Financials (16.6%)
BlackRock Inc	2,000	1,886,920
CME Group Inc	12,000	2,646,600
JPMorgan Chase & Co	42,000	7,135,380
Old Republic International Corp	170,000	4,391,100
PNC Financial Services Group Inc/The	21,000	4,431,630
Prudential Financial Inc	26,000	2,861,300
Truist Financial Corp	40,000	2,538,800
US Bancorp	50,000	3,018,500
		28,910,230
Health Care (16.9%)
AbbVie Inc	106,000	12,155,020
Johnson & Johnson	34,000	5,537,920
Merck & Co Inc	68,000	5,987,400
Pfizer Inc	133,000	5,817,420
		29,497,760
Industrials (3.6%)
Caterpillar Inc	6,000	1,224,060
Lockheed Martin Corp	5,700	1,894,224
Raytheon Technologies Corp	20,000	1,777,200
3M Co	8,000	1,429,440
		6,324,924
Information Technology (13.3%)
Broadcom Inc	24,000	12,760,080
Cisco Systems Inc	47,000	2,630,590
International Business Machines Corp	19,000	2,376,900
QUALCOMM Inc	16,000	2,128,640
Texas Instruments Inc	17,000	3,187,160
		23,083,370
Materials (0.9%)
Air Products & Chemicals Inc	5,500	1,648,955

Utilities (11.3%)
AES Corp/The	100,000	2,513,000
American Electric Power Co Inc	53,000	4,489,630
Dominion Resources Inc/VA	31,000	2,353,830
Duke Energy Corp	15,000	1,530,150
Entergy Corp	18,000	1,854,360
NextEra Energy Inc	63,000	5,375,790
Southern Co/The	26,000	1,620,320
		19,737,080

TOTAL COMMON STOCKS (COST: $140,012,461)		$171,393,379

OTHER ASSETS LESS LIABILITIES (1.6%)		$2,721,213

NET ASSETS (100.0%)		$174,114,592

ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments October 29, 2021 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (91.0%)

Communication Services (5.9%)
AT&T Inc	$65,000	$1,641,900
Walt Disney Co/The	15,000	2,536,050
Verizon Communications Inc	20,000	1,059,800
		5,237,750
Consumer Discretionary (11.7%)
Best Buy Co Inc	10,000	1,222,400
Home Depot Inc/The	6,000	2,230,440
Lowe's Cos Inc	10,000	2,338,200
Starbucks Corp	17,000	1,803,190
Target Corp	11,000	2,855,820
		10,450,050
Consumer Staples (4.0%)
Kimberly Clark Corp	14,000	1,812,860
PepsiCo Inc	11,000	1,777,600
		3,590,460
Financials (11.1%)
Bank of America Corp	30,000	1,433,400
BlackRock Inc	3,000	2,830,380
JPMorgan Chase & Co	12,000	2,038,680
PNC Financial Services Group Inc/The	6,000	1,266,180
S&P Global Inc	5,000	2,370,800
		9,939,440
Health Care (9.5%)
Edwards Lifesciences Corp	20,000	2,396,400
Pfizer Inc	25,000	1,093,500
Thermo Fisher Scientific Inc	5,000	3,165,350
UnitedHealth Group Inc	4,000	1,841,880
		8,497,130
Industrials (11.1%)
Caterpillar Inc	5,500	1,122,055
Deere & Co	6,000	2,053,860
FedEx Corp	7,000	1,648,710
3M Co	5,500	982,740
Waste Management Inc	13,000	2,082,990
Trane Technologies plc	11,000	1,990,230
		9,880,585
Information Technology (34.1%)
Advanced Micro Devices Inc	17,000	2,043,910
Apple Inc	20,000	2,996,000
Cisco Systems Inc	30,000	1,679,100
HP Inc	38,000	1,152,540
Intuit Inc	5,000	3,129,950
KLA Tencor Corp	6,000	2,236,560
Lam Research Corp	3,000	1,690,710
Mastercard Inc	6,000	2,013,120
Microsoft Corp	6,000	1,989,720
NVIDIA Corp	16,000	4,090,720
QUALCOMM Inc	20,000	2,660,800
salesforce.com Inc	9,000	2,697,210
Visa Inc	10,000	2,117,700
		30,498,040
Materials (2.3%)
Air Products & Chemicals Inc	7,000	2,098,670

Utilities (1.3%)
Exelon Corp	21,000	1,116,990

TOTAL COMMON STOCKS (COST: $45,875,252)		$81,309,115

OTHER ASSETS LESS LIABILITIES (9.0%)		$8,348,524

NET ASSETS (100.0%)		$89,657,639

*Non-income producing
PLC - Public Limited Company
PLC - Public Limited Company

INTEGRITY HIGH INCOME FUND
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (91.8%)

Communication Services (14.7%)
Altice France SA/France - 144A 8.125% 02/01/2027 Callable @ 106.094 02/01/2022	$400,000	$430,000
*(1)AMC Entertainment Holdings Inc - 144A 10.000% 06/15/2026 Callable @ 106.000 06/15/2023	27,692	27,553
AMC Entertainment Holdings Inc - 144A 10.500% 04/24/2026 Callable @ 105.250 06/15/2022	10,000	10,675
Arches Buyer Inc - 144A 4.250% 06/01/2028 Callable @ 102.125 12/01/2023	65,000	65,524
Arches Buyer Inc - 144A 6.125% 12/01/2028 Callable @ 103.063 12/01/2023	17,000	17,149
Centerfield Media Parent Inc - 144A 6.625% 08/01/2026 Callable @ 103.313 08/01/2023	55,000	55,896
CenturyLink Inc - 144A 4.000% 02/15/2027 Callable @ 102.000 02/15/2023	300,000	301,500
Cincinnati Bell Inc - 144A 7.000% 07/15/2024 Callable @ 100.000 09/15/2022	70,000	71,225
Cincinnati Bell Inc - 144A 8.000% 10/15/2025 Callable @ 102.000 10/15/2022	10,000	10,415
Cinemark USA Inc - 144A 5.250% 07/15/2028 Callable @ 102.625 07/15/2024	45,000	43,903
Cinemark USA Inc - 144A 8.750% 05/01/2025 Callable @ 104.375 05/01/2022	18,000	19,260
CSC Holdings LLC - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	200,000	206,000
CSC Holdings LLC - 144A 6.500% 02/01/2029 Callable @ 103.250 02/01/2024	400,000	429,000
Diamond Sports Group LLC / Diamond Sports Finance Co - 144A 5.375% 08/15/2026 Callable @ 102.688 08/15/2022	45,000	25,425
DIRECTV Holdings LLC / DIRECTV Financing Co Inc - 144A 5.875% 08/15/2027 Callable @ 104.406 08/15/2023	123,000	127,508
DISH Network Corp 3.375% 08/15/2026	73,000	74,375
Entercom Media Corp - 144A 6.500% 05/01/2027 Callable @ 104.875 05/01/2022	35,000	35,087
Frontier Commications Holdings LLC 5.870% 11/01/2029 Callable @ 102.938 11/01/2024	14,737	14,682
Frontier Communications Corp - 144A 5.000% 05/01/2028 Callable @ 102.500 05/01/2024	168,000	170,730
Frontier Communications Corp - 144A 5.875% 10/15/2027 Callable @ 102.938 10/15/2023	47,000	49,233
Frontier Communications Corp - 144A 6.750% 05/01/2029 Callable @ 103.375 05/01/2024	9,000	9,315
Frontier Communications Holdings LLC - 144A 6.000% 01/15/2030 Callable @ 103.000 10/15/2024	27,000	27,128
Gannett Holdings LLC - 144A 6.000% 11/01/2026 Callable @ 103.000 11/01/2023	32,000	31,928
#Gray Escrow II Inc - 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	62,000	62,812
Gray Escrow Inc - 144A 7.000% 05/15/2027 Callable @ 105.250 05/15/2022	41,000	43,870
Gray Television Inc - 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	60,000	59,183
iHeartCommunications Inc 6.375% 05/01/2026 Callable @ 103.188 05/01/2022	52,976	55,095
iHeartCommunications Inc 8.375% 05/01/2027 Callable @ 104.188 05/01/2022	79,489	84,656
iHeartCommunications Inc - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	50,000	50,313
iHeartCommunications Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	130,000	132,777
(4)Intelsat Jackson Holdings SA 5.500% 08/01/2023	146,000	73,365
(4)Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	70,000	71,575
(4)Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	172,000	88,580
(4)Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025 Callable @ 102.438 07/15/2022	90,000	45,225
Level 3 Financing Inc 5.375% 05/01/2025 Callable @ 100.896 05/01/2022	55,000	56,292
Level 3 Financing Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	39,000	36,758
Level 3 Financing Inc - 144A 4.625% 09/15/2027 Callable @ 102.313 09/15/2022	135,000	138,375
Live Nation Entertainment Inc - 144A 3.750% 01/15/2028 Callable @ 102.813 01/15/2024	37,000	36,630
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	140,000	142,800
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024 Callable @ 101.219 11/01/2021	186,000	188,093
Live Nation Entertainment Inc - 144A 5.625% 03/15/2026 Callable @ 102.813 03/15/2022	70,000	72,363
Live Nation Entertainment Inc - 144A 6.500% 05/15/2027 Callable @ 104.875 05/15/2023	258,000	282,510
Lumen Tech Inc 4.500% 01/15/2029 Callable @ 102.250 01/15/2024	40,000	38,650
Lumen Tech Inc 5.625% 04/01/2025 Callable @ 100.000 01/01/2025	25,000	26,844
Lumen Tech Inc 5.800% 03/15/2022	6,000	6,066
Lumen Tech Inc 7.500% 04/01/2024 Callable @ 100.000 01/01/2024	115,000	126,212
Lumen Tech Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	145,000	148,368
Lumen Technologies Inc - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	65,000	65,244
Mav Acquisition Corp - 144A 5.750% 08/01/2028 Callable @ 102.875 08/01/2024	70,000	68,772
Meredith Corp 6.500% 07/01/2025 Callable @ 103.250 07/01/2022	128,000	136,480
Meredith Corp 6.875% 02/01/2026 Callable @ 101.719 02/01/2022	88,000	91,335
Midas OpCo Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	68,000	69,367
Midcontinent Communications / Midcontinent Finance Corp - 144A 5.375% 08/15/2027 Callable @ 102.688 08/15/2022	60,000	62,250
National CineMedia LLC - 144A 5.875% 04/15/2028 Callable @ 102.938 04/15/2023	25,000	23,063
Netflix Inc 4.875% 04/15/2028	115,000	131,746
Netflix Inc 5.875% 11/15/2028	56,000	68,177
Netflix Inc - 144A 4.875% 06/15/2030 Callable @ 100.000 03/15/2030	60,000	70,511
Netflix Inc - 144A 5.375% 11/15/2029	40,000	48,247
News Corp - 144A 3.875% 05/15/2029 Callable @ 100.000 05/15/2024	82,000	83,230
Nexstar Broadcasting Inc - 144A 4.750% 11/01/2028 Callable @ 102.375 11/01/2023	126,000	128,728
Nexstar Escrow Inc - 144A 5.625% 07/15/2027 Callable @ 104.219 07/15/2022	294,000	310,170
SBA Communications Corp - 144A 3.125% 02/01/2029 Callable @ 101.563 02/01/2024	53,000	50,880
Scripps Escrow II Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 01/15/2024	41,000	40,795
Scripps Escrow II Inc - 144A 5.375% 01/15/2031 Callable @ 102.688 01/15/2026	15,000	14,681
Scripps Escrow Inc - 144A 5.875% 07/15/2027 Callable @ 104.406 07/15/2022	20,000	20,300
Sinclair Television Group Inc - 144A 4.125% 12/01/2030 Callable @ 102.063 12/01/2025	125,000	119,063
Sirius XM Radio Inc - 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	60,000	57,618
Sirius XM Radio Inc - 144A 4.000% 07/15/2028 Callable @ 102.000 07/15/2024	56,000	56,347
Sirius XM Radio Inc - 144A 4.125% 07/01/2030 Callable @ 102.063 07/01/2025	15,000	14,905
Sirius XM Radio Inc - 144A 5.500% 07/01/2029 Callable @ 102.750 07/01/2024	139,000	149,946
Sprint Capital Corp 6.875% 11/15/2028	175,000	221,574
*Sprint Capital Corp 8.750% 03/15/2032	316,000	472,973
Sprint Corp 7.125% 06/15/2024	30,000	33,900
*Sprint Corp 7.625% 02/15/2025 Callable @ 100.000 11/15/2024	315,000	366,187
Sprint Corp 7.625% 03/01/2026 Callable @ 100.000 11/01/2025	190,000	227,762
Sprint Corp 7.875% 09/15/2023	215,000	238,381
T Mobile USA Inc 2.250% 02/15/2026 Callable @ 101.125 02/15/2023	22,000	22,137
*T Mobile USA Inc 4.750% 02/01/2028 Callable @ 102.375 02/01/2023	310,000	327,050
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	111,250
Telecom Italia Capital SA 6.375% 11/15/2033	12,000	13,766
TripAdvisor Inc - 144A 7.000% 07/15/2025 Callable @ 103.500 07/15/2022	4,000	4,230
United States Cellular Corp 6.700% 12/15/2033	90,000	112,010
Univision Communications Inc - 144A 4.500% 05/01/2029 Callable @ 102.250 05/01/2024	64,000	64,749
Univision Communications Inc - 144A 6.625% 06/01/2027 Callable @ 103.313 06/01/2023	5,000	5,409
Zayo Group Holdings Inc - 144A 4.000% 03/01/2027 Callable @ 100.000 03/01/2022	124,000	120,435
Zayo Group Holdings Inc - 144A 6.125% 03/01/2028 Callable @ 103.063 03/01/2023	15,000	14,641
		8,559,232

Consumer Discretionary (21.7%)
1011778 BC ULC / New Red Finance Inc - 144A 3.500% 02/15/2029 Callable @ 101.750 02/15/2024	17,000	16,490
1011778 BC ULC / New Red Finance Inc - 144A 3.875% 01/15/2028 Callable @ 101.938 09/15/2022	68,000	67,835
1011778 BC ULC / New Red Finance Inc - 144A 4.000% 10/15/2030 Callable @ 102.000 10/15/2025	135,000	130,779
Adient US LLC - 144A 9.000% 04/15/2025 Callable @ 104.500 04/15/2022	24,000	25,680
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	51,000	53,627
Allied Universal Holdco LLC / Allied Universal Finance Corp - 144A 9.750% 07/15/2027 Callable @ 104.875 07/15/2022	95,000	102,125
Allison Transmission Inc - 144A 5.875% 06/01/2029 Callable @ 102.938 06/01/2024	94,000	101,167
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025 Callable @ 100.000 08/01/2022	25,000	25,437
American Axle & Manufacturing Inc 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	56,000	53,544
American Axle & Manufacturing Inc 6.250% 03/15/2026 Callable @ 101.563 03/15/2022	126,000	129,465
American Axle & Manufacturing Inc 6.500% 04/01/2027 Callable @ 103.250 04/01/2022	54,000	56,362
American Axle & Manufacturing Inc 6.875% 07/01/2028	141,000	149,756
Aramark Services Inc - 144A 5.000% 02/01/2028 Callable @ 102.500 02/01/2023	45,000	46,012
Asbury Automotive Group Inc 4.500% 03/01/2028 Callable @ 102.250 03/01/2023	77,000	78,347
Asbury Automotive Group Inc 4.750% 03/01/2030 Callable @ 102.375 03/01/2025	11,000	11,220
Boyne USA Inc - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	41,000	41,922
Caesars Entertainment Inc - 144A 4.625% 10/15/2029 Callable @ 102.313 10/15/2024	54,000	54,259
Caesars Entertainment Inc - 144A 8.125% 07/01/2027 Callable @ 104.063 07/01/2023	15,000	16,801
Carnival Corp - 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	54,000	54,000
#Carnival Corp - 144A 6.000% 05/01/2029 Callable @ 103.000 11/01/2024	100,000	100,200
Carnival Corp - 144A 10.500% 02/01/2026 Callable @ 105.250 08/01/2023	65,000	75,530
CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 01/15/2034 Callable @ 102.125 01/15/2028	85,000	82,434
CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 06/01/2033 Callable @ 102.250 06/01/2027	125,000	124,688
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	143,000	142,357
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.500% 08/15/2030 Callable @ 102.250 02/15/2025	160,000	162,800
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 4.750% 03/01/2030 Callable @ 102.375 09/01/2024	5,000	5,162
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028 Callable @ 102.500 08/01/2022	446,000	463,840
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	524,000	542,995
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 06/01/2029 Callable @ 102.688 06/01/2024	120,000	128,850
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026 Callable @ 101.833 05/01/2022	50,000	51,650
CD&R Smokey Buyer Inc - 144A 6.750% 07/15/2025 Callable @ 103.375 07/15/2022	79,000	83,444
Cedar Fair LP 5.250% 07/15/2029 Callable @ 102.625 07/15/2024	20,000	20,725
Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op - 144A 5.500% 05/01/2025	118,000	122,573
Clarios Global LP - 144A 6.750% 05/15/2025	25,000	26,341
Clarios Global LP / Clarios US Finance Co - 144A 8.500% 05/15/2027 Callable @ 104.250 05/15/2022	25,000	26,557
Clear Channel Outdoor Holdings Inc - 144A 7.500% 06/01/2029 Callable @ 103.750 06/01/2024	83,000	84,899
Clear Channel Outdoor Holdings Inc - 144A 7.750% 04/15/2028 Callable @ 103.875 04/15/2024	169,000	174,992
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027 Callable @ 102.563 08/15/2022	201,000	206,266
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025 Callable @ 100.000 09/15/2022	55,000	52,938
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026 Callable @ 102.813 11/15/2021	165,000	132,330
Cooper- 144A Standard Automotive Inc - 13.000% 06/01/2024	120,000	130,200
Dana Inc 5.375% 11/15/2027 Callable @ 102.688 11/15/2022	20,000	20,950
Dana Inc 5.625% 06/15/2028 Callable @ 102.813 06/15/2023	12,000	12,694
DISH DBS Corp 5.000% 03/15/2023	128,000	132,480
DISH DBS Corp 5.875% 07/15/2022	56,000	57,400
*DISH DBS Corp 5.875% 11/15/2024	561,000	597,465
DISH DBS Corp 7.750% 07/01/2026	173,000	192,246
Dornoch Debt Merger Sub Inc - 144A 6.625% 10/15/2029 Callable @ 103.313 10/15/2024	90,000	88,763
Ford Motor Co 8.500% 04/21/2023	35,000	38,377
Ford Motor Co 9.000% 04/22/2025 Callable @ 100.000 03/22/2025	35,000	42,087
Ford Motor Co 9.625% 04/22/2030 Callable @ 100.000 01/22/2030	35,000	50,422
Ford Motor Credit Co LLC 3.087% 01/09/2023	270,000	274,536
Ford Motor Credit Co LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	205,450
*Ford Motor Credit Co LLC 4.271% 01/09/2027	200,000	212,258
Ford Motor Credit Co LLC 4.542% 08/01/2026 Callable @ 100.000 06/01/2026	200,000	215,356
Ford Motor Credit Co LLC 4.687% 06/09/2025 Callable @ 100.000 04/09/2025	400,000	427,620
Ford Motor Credit Co LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	400,000	434,000
Gap Inc/The - 144A 3.625% 10/01/2029 Callable @ 101.813 10/01/2024	23,000	22,540
Gap Inc/The - 144A 3.875% 10/01/2031 Callable @ 101.938 10/01/2026	18,000	17,640
Garda World Security Corp 4.625% 02/15/2027 Callable @ 102.313 02/15/2023	30,000	29,700
Garda World Security Corp - 144A 6.000% 06/01/2029 Callable @ 103.000 06/01/2024	59,000	57,673
Garda World Security Corp - 144A 9.500% 11/01/2027 Callable @ 104.750 11/01/2022	80,000	86,400
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	50,000	55,465
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	58,058
Goodyear Tire & Rubber Co/The 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	41,000	43,870
Goodyear Tire & Rubber Co/The - 144A 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	86,000	90,730
Goodyear Tire & Rubber Co/The - 144A 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	60,000	63,852
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	37,414
Hilton Domestic Operating Co Inc 4.875% 01/15/2030 Callable @ 102.438 01/15/2025	34,000	36,294
Hilton Domestic Operating Co Inc - 144A 3.750% 05/01/2029 Callable @ 101.875 05/01/2024	18,000	18,000
Hilton Domestic Operating Co Inc - 144A 5.375% 05/01/2025 Callable @ 102.688 05/01/2022	12,000	12,509
Hilton Domestic Operating Co Inc - 144A 5.750% 05/01/2028	23,000	24,696
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024 Callable @ 103.063 12/01/2021	75,000	77,505
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027 Callable @ 102.437 04/01/2022	63,000	65,189
Hughes Satellite Systems Corp 6.625% 08/01/2026	20,000	22,674
IAA Spinco Inc - 144A 5.500% 06/15/2027 Callable @ 102.750 06/15/2022	25,000	25,969
IRB Holding Corp - 144A 7.000% 06/15/2025 Callable @ 103.500 06/15/2022	50,000	52,813
L Brands Inc 6.750% 07/01/2036	35,000	42,014
L Brands Inc - 144A 9.375% 07/01/2025	3,000	3,720
Lithia Motors Inc 3.875% 06/01/2029 Callable @ 101.938 06/01/2024	48,000	49,740
Lithia Motors Inc 4.375% 01/15/2031 Callable @ 102.188 10/15/2025	36,000	38,337
Marriott Ownership Resorts Inc - 144A 4.500% 06/15/2029 Callable @ 102.250 06/15/2024	21,000	21,000
Marriott Ownership Resorts Inc - 144A 6.125% 09/15/2025 Callable @ 103.063 05/15/2022	21,000	22,039
Mattel Inc 3.375% 04/01/2026 Callable @ 101.688 04/01/2023	19,000	19,546
Mattel Inc 3.750% 04/01/2029 Callable @ 101.875 04/01/2024	23,000	23,892
Mattel Inc - 144A 5.875% 12/15/2027 Callable @ 104.406 12/15/2022	68,000	73,100
MGM Growth Properties Operating Partnership LP / MGP Finance Co- 144A Issuer Inc - 3.875% 02/15/2029	40,000	42,361
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028 Callable @ 100.000 10/15/2027	10,000	10,825
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	16,271
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.625% 06/15/2025 Callable @ 100.000 03/15/2025	42,000	45,150
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024 Callable @ 100.000 02/01/2024	30,000	32,545
MGM Resorts International 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	75,000	80,719
MGM Resorts International 5.750% 06/15/2025 Callable @ 100.000 03/15/2025	160,000	172,800
*MGM Resorts International 6.000% 03/15/2023	245,000	258,529
Murphy Oil USA Inc - 144A 3.750% 02/15/2031 Callable @ 101.876 02/15/2026	39,000	38,366
Newell Brands Inc 4.200% 04/01/2026 Callable @ 100.000 01/01/2026	43,000	47,091
Newell Brands Inc 4.875% 06/01/2025 Callable @ 100.000 05/01/2025	10,000	10,953
Newell Brands Inc 5.375% 04/01/2036 Callable @ 100.000 10/01/2035	10,000	12,125
NMG Holding Co Inc / Neiman Marcus Group LLC - 144A 7.125% 04/01/2026 Callable @ 103.563 04/01/2023	125,000	131,288
Panther BF Aggregator 2 LP / Panther Finance Co Inc - 144A 6.250% 05/15/2026 Callable @ 103.125 05/15/2022	74,000	77,423
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026 Callable @ 104.250 10/01/2022	180,000	188,982
PM General Purchaser LLC - 144A 9.500% 10/01/2028 Callable @ 104.750 10/01/2023	72,000	75,060
Royal Caribbean Cruises Ltd - 144A 9.125% 06/15/2023 Callable @ 100.000 03/15/2023	9,000	9,772
Royal Caribbean Cruises Ltd - 144A 10.875% 06/01/2023 Callable @ 100.000 03/01/2023	26,000	29,088
Royal Caribbean Cruises Ltd - 144A 11.500% 06/01/2025	62,000	70,448
Ryman Hospitality Properties Inc 4.750% 10/15/2027 Callable @ 103.563 10/15/2022	105,000	107,100
Service Corp International/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	31,000	30,513
Service Corp International/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	18,000	18,382
Service Corp International/US 4.625% 12/15/2027 Callable @ 102.313 12/15/2022	40,000	41,950
Service Corp International/US 5.125% 06/01/2029 Callable @ 102.563 06/01/2024	38,000	41,030
Service Corp International/US 7.500% 04/01/2027	105,000	127,575
Sirius XM Radio Inc - 144A 5.000% 08/01/2027 Callable @ 102.500 08/01/2022	216,000	225,720
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024 Callable @ 100.000 07/31/2022	165,000	166,238
Six Flags Entertainment Corp - 144A 5.500% 04/15/2027 Callable @ 102.750 04/15/2022	30,000	31,050
Six Flags Theme Parks Inc - 144A 7.000% 07/01/2025 Callable @ 103.500 07/01/2022	118,000	125,375
Sonic Automotive Inc - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	49,000	49,142
Staples Inc - 144A 7.500% 04/15/2026 Callable @ 103.750 04/15/2022	190,000	191,900
Staples Inc - 144A 10.750% 04/15/2027 Callable @ 105.375 04/15/2022	95,000	90,725
Station Casinos LLC - 144A 4.500% 02/15/2028 Callable @ 102.250 02/15/2023	125,000	125,938
Superior Plus LP / Superior General Partner Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	56,000	57,271
Tempur Sealy International Inc - 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	33,692
Tempur Sealy International Inc - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	84,000	85,328
Tenneco Inc 5.000% 07/15/2026	53,000	51,688
Tenneco Inc 5.375% 12/15/2024 Callable @ 100.896 12/15/2021	20,000	19,820
Tenneco Inc - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	65,000	64,431
Tenneco Inc - 144A 7.875% 01/15/2029 Callable @ 103.938 01/15/2024	24,000	26,250
Vail Resorts Inc - 144A 6.250% 05/15/2025	104,000	109,543
VICI Properties LP / VICI Note Co Inc 4.250% 12/01/2026 Callable @ 102.125 12/01/2022	113,000	117,344
VICI Properties LP / VICI Note Co Inc - 144A 3.750% 02/15/2027	65,000	66,788
VICI Properties LP / VICI Note Co Inc - 144A 4.125% 08/15/2030 Callable @ 102.063 02/15/2025	20,000	21,000
VICI Properties LP / VICI Note Co Inc - 144A 4.625% 12/01/2029 Callable @ 102.313 12/01/2024	73,000	77,882
Videotron Ltd - 144A 5.375% 06/15/2024 Callable @ 100.000 03/15/2024	45,000	48,319
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027 Callable @ 102.563 04/15/2022	95,000	98,206
Vista Outdoor Inc - 144A 4.500% 03/15/2029 Callable @ 102.250 03/15/2024	114,000	114,143
Weekley Homes LLC / Weekley Finance Corp - 144A 4.875% 09/15/2028 Callable @ 102.438 09/15/2023	49,000	50,803
William Carter Co/The - 144A 5.625% 03/15/2027 Callable @ 102.813 03/15/2022	85,000	87,975
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	25,313
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025 Callable @ 100.000 12/01/2024	132,000	134,145
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp - 144A 5.125% 10/01/2029	193,000	193,965
Yum! Brands Inc 3.625% 03/15/2031 Callable @ 100.000 12/15/2030	41,000	40,522
Yum! Brands Inc 4.625% 01/31/2032 Callable @ 102.313 10/01/2026	58,000	60,465
Yum! Brands Inc - 144A 7.750% 04/01/2025 Callable @ 103.875 04/01/2022	20,000	21,269
		12,679,678

Consumer Staples (4.7%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.250% 03/15/2026 Callable @ 101.625 09/15/2022	38,000	38,618
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 3.500% 03/15/2029 Callable @ 101.750 09/15/2023	77,000	75,898
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.625% 01/15/2027 Callable @ 103.469 01/15/2023	250,000	261,637
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 4.875% 02/15/2030	35,000	37,515
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC - 144A 5.875% 02/15/2028 Callable @ 104.406 08/15/2022	46,000	48,875
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 5.750% 03/15/2025 Callable @ 100.000 09/15/2022	9,000	9,129
Central Garden & Pet Co 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	34,000	34,253
Central Garden & Pet Co 5.125% 02/01/2028 Callable @ 102.563 01/01/2023	183,000	191,692
Coty Inc - 144A 5.000% 04/15/2026 Callable @ 102.500 04/15/2023	64,000	65,600
Coty Inc - 144A 6.500% 04/15/2026 Callable @ 103.250 04/15/2022	40,000	41,100
Edgewell Personal Care Co - 144A 4.125% 04/01/2029 Callable @ 102.063 04/01/2024	25,000	24,563
Edgewell Personal Care Co - 144A 5.500% 06/01/2028 Callable @ 102.750 06/01/2023	80,000	83,692
Energizer Holdings Inc - 144A 4.375% 03/31/2029 Callable @ 102.188 09/30/2023	53,000	50,787
Energizer Holdings Inc - 144A 4.750% 06/15/2028 Callable @ 102.375 06/15/2023	219,000	218,726
+^High Ridge Brands Co 8.875% 03/15/2025 Callable @ 100.000 03/15/2022	60,000	0
#Lamb Weston Holdings Inc - 144A 4.125% 01/31/2030 Callable @ 102.063 01/31/2025	83,000	83,079
#Lamb Weston Holdings Inc - 144A 4.375% 01/31/2032 Callable @ 102.188 01/31/2027	28,000	28,041
Lamb Weston Holdings Inc - 144A 4.875% 05/15/2028	26,000	27,901
Lamb Weston Holdings Inc - 144A 4.875% 11/01/2026 Callable @ 102.438 11/01/2021	82,000	84,075
Performance Food Group Inc 4.250% 08/01/2029 Callable @ 102.125 08/01/2024	75,000	75,000
Performance Food Group Inc - 144A 5.500% 10/15/2027 Callable @ 102.750 10/15/2022	85,000	88,613
Performance Food Group Inc - 144A 6.875% 05/01/2025	90,000	94,950
Post Holdings Inc - 144A 4.625% 04/15/2030 Callable @ 102.313 04/15/2025	50,000	50,250
Post Holdings Inc - 144A 5.500% 12/15/2029 Callable @ 102.750 12/15/2024	25,000	26,575
Post Holdings Inc - 144A 5.625% 01/15/2028 Callable @ 102.813 12/01/2022	120,000	125,244
Post Holdings Inc - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	155,000	160,813
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 4.000% 10/15/2027 Callable @ 102.000 10/15/2023	193,000	188,851
Rite Aid Corp - 144A 7.500% 07/01/2025 Callable @ 103.750 07/01/2022	58,000	58,145
Rite Aid Corp - 144A 8.000% 11/15/2026 Callable @ 104.000 01/15/2023	199,000	199,995
Spectrum Brands Inc 5.750% 07/15/2025 Callable @ 100.958 07/15/2022	8,000	8,180
Spectrum Brands Inc - 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	19,000	18,620
Spectrum Brands Inc - 144A 5.000% 10/01/2029 Callable @ 102.500 10/01/2024	138,000	147,315
Spectrum Brands Inc - 144A 5.500% 07/15/2030 Callable @ 102.750 07/15/2025	44,000	47,520
TreeHouse Foods Inc 4.000% 09/01/2028 Callable @ 102.000 09/01/2023	32,000	30,563
		2,725,815

Energy (10.7%)
Antero Midstream Partners LP - 144A 5.375% 06/15/2029 Callable @ 102.688 06/15/2024	81,000	84,443
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	85,000	88,825
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 5.750% 03/01/2027 Callable @ 102.875 03/01/2022	5,000	5,163
Antero Midstream Partners LP / Antero Midstream Finance Corp - 144A 7.875% 05/15/2026 Callable @ 103.938 05/15/2023	53,000	57,969
Antero Resources Corp - 144A 5.375% 03/01/2030 Callable @ 102.688 03/01/2025	23,000	24,346
Antero Resources Corp - 144A 7.625% 02/01/2029 Callable @ 103.813 02/01/2024	20,000	22,140
Antero Resources Corp - 144A 8.375% 07/15/2026 Callable @ 104.188 01/15/2024	69,000	77,625
Apache Corp 4.625% 11/15/2025 Callable @ 100.000 08/15/2025	8,000	8,624
Apache Corp 4.875% 11/15/2027 Callable @ 100.000 05/15/2027	8,000	8,680
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.250% 04/01/2028 Callable @ 103.125 04/01/2023	37,000	38,295
Archrock Partners LP / Archrock Partners Finance Corp - 144A 6.875% 04/01/2027 Callable @ 105.156 04/01/2022	35,000	36,488
Baytex Energy Corp - 144A 8.750% 04/01/2027 Callable @ 106.563 04/01/2023	70,000	74,725
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.625% 07/15/2026 Callable @ 103.313 07/15/2022	25,000	25,875
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 7.625% 12/15/2025 Callable @ 103.812 12/15/2022	58,000	62,350
Buckeye Partners LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	41,007
Buckeye Partners LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	15,113
Buckeye Partners LP - 144A 4.125% 03/01/2025 Callable @ 100.000 02/01/2025	115,000	117,875
Buckeye Partners LP - 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	39,500
California Resources Corp - 144A 7.125% 02/01/2026 Callable @ 103.565 02/01/2023	88,000	92,837
Cheniere Energy Inc 4.625% 10/15/2028 Callable @ 102.313 10/15/2023	85,000	89,140
Cheniere Energy Partners LP 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	166,000	177,235
Cheniere Energy Partners LP - 144A 3.250% 01/31/2032 Callable @ 101.625 01/31/2027	39,000	38,657
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	413
Chesapeake Escrow Issuer LLC - 144A 5.500% 02/01/2026 Callable @ 102.750 02/05/2023	35,000	36,488
Chesapeake Escrow Issuer LLC - 144A 5.875% 02/01/2029 Callable @ 102.938 02/05/2024	37,000	39,313
CNX Midstream Partners LP - 144A 4.750% 04/15/2030 Callable @ 102.375 04/15/2025	16,000	16,020
CNX Resources Corp - 144A 6.000% 01/15/2029 Callable @ 104.500 01/15/2024	45,000	47,475
Colgate Energy Partners III LLC - 144A 5.875% 07/01/2029 Callable @ 102.938 07/01/2024	12,000	12,285
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 7.125% 12/15/2024 Callable @ 101.781 12/15/2021	45,000	46,069
Comstock Resources Inc 5.875% 01/15/2030 Callable @ 102.938 01/15/2025	38,000	39,512
Comstock Resources Inc - 144A 6.750% 03/01/2029 Callable @ 103.375 03/01/2024	112,000	120,400
Continental Resources Inc/OK - 144A 5.750% 01/15/2031	60,000	71,850
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025 Callable @ 101.875 05/15/2022	31,000	32,163
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027 Callable @ 102.813 05/01/2022	35,000	35,831
DCP Midstream Operating LP 5.375% 07/15/2025 Callable @ 100.000 04/15/2025	20,000	22,100
DCP Midstream Operating LP 5.625% 07/15/2027 Callable @ 100.000 04/15/2027	30,000	34,229
Devon Energy Corporation 5.875% 06/15/2028 Callable @ 102.938 06/15/2023	4,000	4,385
Devon Energy Corporation 8.250% 08/01/2023 Callable @ 100.000 06/01/2023	38,000	42,163
DT Midstream Inc - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	90,000	90,644
DT Midstream Inc - 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	36,474
Encino Acquisition Partners Holdings LLC - 144A 8.500% 05/01/2028 Callable @ 104.250 05/01/2024	100,000	104,500
Endeavor Energy Resources LP / EER Finance Inc 6.625% 07/15/2025 Callable @ 103.313 07/15/2022	24,000	25,309
EnLink Midstream LLC 5.375% 06/01/2029 Callable @ 100.000 03/01/2029	16,000	16,560
EnLink Midstream Partners LP 4.150% 06/01/2025 Callable @ 100.000 03/01/2025	10,000	10,439
EnLink Midstream Partners LP 4.400% 04/01/2024 Callable @ 100.000 01/01/2024	65,000	67,925
EnLink Midstream Partners LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	26,000
EQM Midstream Partners LP 4.125% 12/01/2026 Callable @ 100.000 09/01/2026	47,000	48,351
EQM Midstream Partners LP 5.500% 07/15/2028 Callable @ 100.000 04/15/2028	10,000	11,014
EQM Midstream Partners LP - 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	39,000	39,975
EQM Midstream Partners LP - 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	49,000	50,731
EQM Midstream Partners LP - 144A 6.000% 07/01/2025 Callable @ 100.000 04/01/2025	40,000	43,400
EQM Midstream Partners LP - 144A 6.500% 07/01/2027 Callable @ 100.000 01/01/2027	25,000	27,813
EQT Corp 5.000% 01/15/2029	18,000	19,997
EQT Corp 6.125% 02/01/2025 Callable @ 100.000 01/01/2025	35,000	39,375
EQT Corp - 144A 3.125% 05/15/2026 Callable @ 101.563 05/15/2023	26,000	26,195
EQT Corp - 144A 3.625% 05/15/2031 Callable @ 100.000 05/15/2030	21,000	21,446
FMG Resources August 2006 Pty Ltd - 144A 4.375% 04/01/2031 Callable @ 100.000 01/01/2031	58,000	58,725
GCI LLC - 144A 4.750% 10/15/2028 Callable @ 102.375 10/15/2023	108,000	111,780
Genesis Energy LP / Genesis Energy Finance Corp 6.250% 05/15/2026 Callable @ 103.125 02/15/2022	10,000	9,675
Genesis Energy LP / Genesis Energy Finance Corp 7.750% 02/01/2028 Callable @ 105.813 02/01/2023	41,000	40,497
Genesis Energy LP / Genesis Energy Finance Corp 8.000% 01/15/2027 Callable @ 104.000 10/15/2024	18,000	18,085
Global Infrastructure Solutions Inc - 144A 5.625% 06/01/2029 Callable @ 102.813 06/01/2024	50,000	51,250
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp 5.625% 02/15/2026 Callable @ 102.813 02/15/2022	25,000	25,906
Hess Midstream Operations LP 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	47,000	47,000
Hess Midstream Operations LP - 144A 5.125% 06/15/2028 Callable @ 102.563 06/15/2023	55,000	57,129
Holly Energy Partners LP / Holly Energy Finance Corp - 144A 5.000% 02/01/2028 Callable @ 103.750 02/01/2023	35,000	35,079
MEG Energy Corp - 144A 6.500% 01/15/2025 Callable @ 101.625 01/15/2022	63,000	64,496
MEG Energy Corp - 144A 7.125% 02/01/2027 Callable @ 103.563 02/01/2023	87,000	91,350
MPLX LP 4.875% 06/01/2025 Callable @ 100.000 03/01/2025	25,000	27,610
Nabors Industries Inc 5.750% 02/01/2025 Callable @ 100.000 11/01/2024	69,000	65,550
NGL Energy Operating LLC / NGL Energy Finance Corp - 144A 7.500% 02/01/2026 Callable @ 103.750 02/01/2023	37,000	37,521
NGPL PipeCo LLC - 144A 4.875% 08/15/2027 Callable @ 100.000 02/15/2027	10,000	11,222
NRG Energy Inc 5.750% 01/15/2028 Callable @ 102.875 01/15/2023	78,000	82,680
NRG Energy Inc - 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	44,000	43,120
NRG Energy Inc - 144A 5.250% 06/15/2029 Callable @ 102.625 06/15/2024	74,000	78,810
NuStar Logistics LP 5.750% 10/01/2025 Callable @ 100.000 07/01/2025	21,000	22,470
NuStar Logistics LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	53,125
NuStar Logistics LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	66,000	72,333
Oasis Midstream Partners LP / OMP Finance Corp 8.000% 04/01/2029 Callable @ 104.000 04/01/2024	74,000	80,383
Oasis Petroleum Inc - 144A 6.375% 06/01/2026 Callable @ 103.188 06/01/2023	26,000	27,495
Occidental Petroleum Corp 3.200% 08/15/2026 Callable @ 100.000 06/15/2026	35,000	35,438
Occidental Petroleum Corp 3.400% 04/15/2026 Callable @ 100.000 01/15/2026	20,000	20,407
Occidental Petroleum Corp 3.500% 06/15/2025 Callable @ 100.000 03/15/2025	75,000	77,625
Occidental Petroleum Corp 5.500% 12/01/2025 Callable @ 100.000 09/01/2025	47,000	51,695
Occidental Petroleum Corp 5.875% 09/01/2025 Callable @ 100.000 06/01/2025	25,000	27,750
Occidental Petroleum Corp 6.125% 01/01/2031 Callable @ 100.000 07/01/2030	65,000	77,838
Occidental Petroleum Corp 6.375% 09/01/2028 Callable @ 100.000 03/01/2028	25,000	29,303
Occidental Petroleum Corp 6.625% 09/01/2030 Callable @ 100.000 03/01/2030	80,000	97,892
Occidental Petroleum Corp 8.000% 07/15/2025 Callable @ 100.000 04/15/2025	78,000	92,040
Occidental Petroleum Corp 8.500% 07/15/2027 Callable @ 100.000 01/15/2027	46,000	57,270
Occidental Petroleum Corp 8.875% 07/15/2030 Callable @ 100.000 01/15/2030	56,000	75,880
PBF Holding Co LLC / PBF Finance Corp 6.000% 02/15/2028 Callable @ 103.000 02/15/2023	35,000	25,368
PBF Holding Co LLC / PBF Finance Corp - 144A 9.250% 05/15/2025 Callable @ 104.625 05/15/2022	33,000	32,175
Precision Drilling Corp - 144A 6.875% 01/15/2029 Callable @ 103.438 01/15/2025	8,000	8,260
Precision Drilling Corp - 144A 7.125% 01/15/2026 Callable @ 103.563 11/15/2021	35,000	35,999
Range Resources Corp 4.875% 05/15/2025 Callable @ 100.000 02/15/2025	65,000	67,763
Range Resources Corp 8.250% 01/15/2029 Callable @ 104.125 01/15/2024	40,000	45,160
Range Resources Corp 9.250% 02/01/2026 Callable @ 106.938 02/01/2022	50,000	54,000
Rockcliff Energy II LLC - 144A 5.500% 10/15/2029 Callable @ 102.750 10/15/2024	28,000	28,728
SM Energy Co 5.625% 06/01/2025 Callable @ 100.938 06/01/2022	30,000	30,075
SM Energy Co 6.500% 07/15/2028 Callable @ 103.250 07/15/2024	16,000	16,720
Southwestern Energy Co 5.375% 03/15/2030 Callable @ 102.688 03/15/2025	107,000	112,883
Southwestern Energy Co 6.700% 01/23/2025 Callable @ 100.000 10/23/2024	21,000	22,890
Southwestern Energy Co 7.750% 10/01/2027 Callable @ 103.875 10/01/2022	27,000	28,991
Southwestern Energy Co 8.375% 09/15/2028 Callable @ 104.188 09/15/2023	25,000	27,875
Sunoco LP / Sunoco Finance Corp 4.500% 05/15/2029 Callable @ 102.250 05/15/2024	104,000	105,170
Sunoco LP / Sunoco Finance Corp - 144A 4.500% 04/30/2030 Callable @ 102.250 04/30/2025	60,000	60,529
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028 Callable @ 102.750 01/15/2023	60,000	60,218
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 03/01/2027 Callable @ 103.000 03/01/2023	40,000	41,450
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	68,863
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	25,000	25,006
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 7.500% 10/01/2025 Callable @ 105.625 10/01/2022	93,000	100,556
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	75,476
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028 Callable @ 102.500 01/15/2023	40,000	42,094
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.375% 02/01/2027 Callable @ 102.688 02/01/2022	24,000	24,840
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.500% 03/01/2030 Callable @ 102.750 03/01/2025	15,000	16,486
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.875% 04/15/2026 Callable @ 102.938 04/15/2022	160,000	167,051
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.500% 07/15/2027 Callable @ 104.875 07/15/2022	108,000	115,695
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 01/15/2029 Callable @ 103.438 01/15/2024	38,000	42,560
Targa Resources Partners LP / Targa Resources Partners Finance Corp - 144A 4.000% 01/15/2032 Callable @ 102.000 07/15/2026	62,000	63,982
Transocean Guardian Ltd - 144A 5.875% 01/15/2024 Callable @ 101.469 07/15/2022	25,460	24,824
Transocean Inc - 144A 11.500% 01/30/2027 Callable @ 105.750 07/30/2023	68,000	69,360
Transocean Pontus Ltd - 144A 6.125% 08/01/2025 Callable @ 103.063 08/01/2022	30,820	30,820
Vine Energy Holdings LLC 6.750% 04/15/2029 Callable @ 103.375 04/15/2024	101,000	108,449
Western Midstream Operating LP 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	8,000	8,660
Western Midstream Operating LP 4.650% 07/01/2026 Callable @ 100.000 04/01/2026	65,000	70,200
		6,249,351

Financials (1.7%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	244,340
Ally Financial Inc 5.750% 11/20/2025 Callable @ 100.000 10/20/2025	95,000	107,858
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 3.095%), Callable @ 100 5/15/2025	10,000	10,775
Coinbase Global Inc - 144A 3.375% 10/01/2028 Callable @ 101.688 10/01/2024	20,000	19,300
Coinbase Global Inc - 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	19,050
Diamond 1 Finance Corp / Diamond 2 Finance Corp 6.020% 06/15/2026 Callable @ 100.000 03/15/2026	75,000	88,387
LPL Holdings Inc - 144A 4.000% 03/15/2029 Callable @ 102.000 03/15/2024	50,000	51,000
LPL Holdings Inc - 144A 4.625% 11/15/2027 Callable @ 102.313 11/15/2022	30,000	30,900
MSCI Inc - 144A 3.625% 09/01/2030 Callable @ 101.813 03/01/2025	10,000	10,250
Nationstar Mortgage Holdings Inc - 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	26,204
Nationstar Mortgage Holdings Inc - 144A 5.500% 08/15/2028 Callable @ 102.750 08/15/2023	88,000	89,980
Nationstar Mortgage Holdings Inc - 144A 6.000% 01/15/2027 Callable @ 101.500 01/15/2024	10,000	10,450
OneMain Finance Corp 3.500% 01/15/2027 Callable @ 101.750 01/15/2024	20,000	19,550
OneMain Finance Corp 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	17,483
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.625% 03/01/2029 Callable @ 101.813 03/01/2023	42,000	41,685
Quicken Loans LLC / Quicken Loans Co- 144A Issuer Inc - 3.875% 03/01/2031 Callable @ 101.938 03/01/2026	14,000	13,829
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 2.875% 10/15/2026 Callable @ 101.438 10/15/2023	49,000	48,588
Rocket Mortgage LLC / Rocket Mortgage Co- 144A Issuer Inc - 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	18,000	17,728
Springleaf Finance Corp 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	30,000	32,025
Springleaf Finance Corp 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	26,940
WMG Acquisition Corp - 144A 3.000% 02/15/2031 Callable @ 101.500 02/15/2026	73,000	71,025
WMG Acquisition Corp - 144A 3.875% 07/15/2030 Callable @ 101.938 07/15/2025	25,000	25,906
		1,023,253

Health Care (13.2%)
Acadia Healthcare Co Inc - 144A 5.000% 04/15/2029 Callable @ 102.500 10/15/2023	50,000	51,000
Acadia Healthcare Co Inc - 144A 5.500% 07/01/2028 Callable @ 102.750 07/01/2023	32,000	33,360
AdaptHealth LLC - 144A 4.625% 08/01/2029 Callable @ 102.313 02/01/2024	46,000	45,540
Ardent Health Services Inc 5.750% 07/15/2029 Callable @ 102.875 07/15/2024	39,000	39,195
Avantor Funding Inc - 144A 4.625% 07/15/2028 Callable @ 102.313 07/15/2023	179,000	185,703
Bausch Health Americas Inc - 144A 9.250% 04/01/2026 Callable @ 104.625 04/01/2022	250,000	265,625
Bausch Health Cos Inc - 144A 4.875% 06/01/2028 Callable @ 102.438 06/01/2024	105,000	107,756
Bausch Health Cos Inc - 144A 5.000% 01/30/2028 Callable @ 102.500 01/30/2023	70,000	64,611
Bausch Health Cos Inc - 144A 5.000% 02/15/2029 Callable @ 102.500 02/15/2024	49,000	44,957
Bausch Health Cos Inc - 144A 5.250% 01/30/2030 Callable @ 102.625 01/30/2025	126,000	113,556
Bausch Health Cos Inc - 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	32,356
Bausch Health Cos Inc - 144A 6.250% 02/15/2029 Callable @ 103.125 02/15/2024	10,000	9,687
Bausch Health Cos Inc - 144A 7.000% 01/15/2028 Callable @ 103.500 01/15/2023	55,000	55,695
Catalent Pharma Solutions Inc - 144A 3.125% 02/15/2029 Callable @ 101.563 02/15/2024	12,000	11,655
Centene Corp 4.250% 12/15/2027 Callable @ 102.125 12/15/2022	134,000	140,365
Centene Corp 4.625% 12/15/2029 Callable @ 102.313 12/15/2024	412,000	444,445
CHS/Community Health Systems Inc 6.125% 04/01/2030 Callable @ 103.063 04/01/2025	83,000	81,586
CHS/Community Health Systems Inc - 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	40,000	39,895
CHS/Community Health Systems Inc - 144A 5.625% 03/15/2027 Callable @ 102.813 12/15/2023	125,000	130,806
CHS/Community Health Systems Inc - 144A 6.000% 01/15/2029 Callable @ 103.000 01/15/2024	24,000	25,290
CHS/Community Health Systems Inc - 144A 8.000% 03/15/2026 Callable @ 104.000 03/15/2022	70,000	73,937
DaVita Inc 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	85,000	80,538
DaVita Inc - 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	156,000	156,768
Emergent BioSolutions Inc - 144A 3.875% 08/15/2028 Callable @ 101.938 08/15/2023	57,000	54,720
Encompass Health Corp 4.500% 02/01/2028 Callable @ 102.250 02/01/2023	119,000	121,154
Encompass Health Corp 4.750% 02/01/2030 Callable @ 102.375 02/01/2025	25,000	25,625
Endo Luxembourg Finance Co I Sarl / Endo US Inc - 144A 6.125% 04/01/2029 Callable @ 104.594 04/01/2024	30,000	29,508
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026 Callable @ 102.188 10/15/2022	150,000	101,085
Global Medical Response Inc - 144A 6.500% 10/01/2025 Callable @ 101.625 10/01/2022	50,000	49,510
HCA Inc 3.500% 09/01/2030 Callable @ 102.500 03/01/2030	85,000	89,390
*HCA Inc 5.375% 02/01/2025	370,000	411,625
HCA Inc 5.375% 09/01/2026 Callable @ 100.000 03/01/2026	196,000	223,214
HCA Inc 5.625% 09/01/2028 Callable @ 100.000 03/01/2028	178,000	208,612
*HCA Inc 5.875% 02/15/2026 Callable @ 100.000 08/15/2025	310,000	353,012
HealthEquity Inc - 144A 4.500% 10/01/2029 Callable @ 102.250 10/01/2024	17,000	17,191
HealthSouth Corp 5.750% 09/15/2025 Callable @ 100.958 09/15/2022	55,000	56,169
Hill- 144A Rom Holdings Inc - 4.375% 09/15/2027 Callable @ 102.188 09/15/2022	75,000	77,887
Hologic Inc 4.625% 02/01/2028 Callable @ 102.312 02/01/2023	95,000	98,563
Hologic Inc - 144A 3.250% 02/15/2029 Callable @ 101.625 09/28/2023	137,000	135,887
IQVIA Inc - 144A 5.000% 10/15/2026 Callable @ 101.667 10/15/2022	200,000	205,490
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 4.625% 06/15/2025	17,000	17,659
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A 5.000% 06/15/2028 Callable @ 102.500 06/15/2023	15,000	16,088
Jazz Securities DAC - 144A 4.375% 01/15/2029 Callable @ 102.188 07/15/2024	200,000	205,500
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025 Callable @ 100.917 04/15/2022	45,000	20,250
(4)Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023	60,000	27,000
Molina Healthcare Inc - 144A 3.875% 11/15/2030 Callable @ 100.000 08/17/2030	40,000	41,250
Mozart Debt Merger Sub Inc - 144A 3.875% 04/01/2029 Callable @ 101.938 10/01/2024	133,000	132,431
Mozart Debt Merger Sub Inc - 144A 5.250% 10/01/2029 Callable @ 102.625 10/01/2024	97,000	98,455
Option Care Health Inc - 144A 4.375% 10/31/2029 Callable @ 102.188 10/31/2024	38,000	38,190
Organon Finance 1 LLC - 144A 4.125% 04/30/2028 Callable @ 102.063 04/30/2024	200,000	202,750
Owens & Minor Inc - 144A 4.500% 03/31/2029 Callable @ 102.250 03/31/2024	100,000	100,375
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027 Callable @ 105.625 04/01/2022	75,000	75,656
Prestige Brands Inc - 144A 5.125% 01/15/2028 Callable @ 102.563 01/15/2023	45,000	46,913
Radiology Partners Inc - 144A 9.250% 02/01/2028 Callable @ 104.625 02/01/2023	45,000	47,700
RP Escrow Issuer LLC - 144A 5.250% 12/15/2025 Callable @ 102.625 12/15/2022	22,000	22,000
Syneos Health Inc - 144A 3.625% 01/15/2029 Callable @ 101.813 01/15/2024	40,000	39,480
Tenet Healthcare Corp 4.250% 06/01/2029 Callable @ 102.125 06/01/2024	50,000	50,614
Tenet Healthcare Corp 4.625% 06/15/2028 Callable @ 102.313 06/15/2023	33,000	34,361
Tenet Healthcare Corp 4.625% 07/15/2024 Callable @ 100.000 07/15/2022	84,000	85,050
Tenet Healthcare Corp 4.875% 01/01/2026 Callable @ 102.438 03/01/2022	461,000	472,525
Tenet Healthcare Corp 5.125% 11/01/2027 Callable @ 102.563 11/01/2022	255,000	266,475
Tenet Healthcare Corp - 144A 6.250% 02/01/2027 Callable @ 103.125 02/01/2022	117,000	121,534
Tenet Healthcare Corp - 144A 7.500% 04/01/2025 Callable @ 103.750 04/01/2022	30,000	31,838
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025 Callable @ 101.375 11/01/2021	200,000	203,214
*Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025 Callable @ 101.021 04/15/2022	259,000	263,797
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027 Callable @ 104.250 07/31/2022	99,000	105,064
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025 Callable @ 104.500 12/15/2021	404,000	423,824
		7,682,961

Industrials (11.0%)
ACCO Brands Corp - 144A 4.250% 03/15/2029 Callable @ 102.125 03/15/2024	145,000	143,369
ADT Security Corp/The - 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	68,000	67,023
ADT Security Corp/The - 144A 4.875% 07/15/2032	158,000	158,008
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027 Callable @ 102.500 09/30/2022	26,000	27,040
Allison Transmission Inc - 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	70,000	67,287
Allison Transmission Inc - 144A 4.750% 10/01/2027 Callable @ 102.375 10/01/2022	66,000	68,475
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.500% 04/20/2026	95,000	99,629
American Airlines Inc/AAdvantage Loyalty IP Ltd - 144A 5.750% 04/20/2029	65,000	69,956
APi Escrow Corp - 144A 4.750% 10/15/2029 Callable @ 102.375 10/15/2024	37,000	37,965
APi Group DE Inc - 144A 4.125% 07/15/2029 Callable @ 102.063 07/15/2024	41,000	40,795
Arconic Corp - 144A 6.000% 05/15/2025 Callable @ 103.000 05/15/2022	48,000	50,220
Arconic Inc 5.900% 02/01/2027	95,000	108,776
Arconic Rolled Products Corp - 144A 6.125% 02/15/2028 Callable @ 103.063 02/15/2023	118,000	124,557
ATS Automation Tooling Systems Inc - 144A 4.125% 12/15/2028 Callable @ 102.063 12/15/2023	49,000	49,429
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 4.750% 04/01/2028 Callable @ 102.375 04/01/2024	70,000	72,625
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.375% 03/01/2029 Callable @ 102.688 03/01/2024	153,000	161,032
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	25,000	26,125
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 5.750% 07/15/2027 Callable @ 102.875 07/15/2022	35,000	36,575
Bombardier Inc - 144A 7.125% 06/15/2026 Callable @ 103.563 06/15/2023	22,000	23,071
Bombardier Inc - 144A 7.500% 03/15/2025 Callable @ 101.250 03/15/2022	90,000	92,363
Brink's Co/The - 144A 5.500% 07/15/2025 Callable @ 102.750 07/15/2022	40,000	41,924
Builders FirstSource Inc - 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	54,000	54,429
BWX Technologies Inc - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	63,000	63,929
BWX Technologies Inc - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2023	29,000	29,362
Clean Harbors Inc - 144A 4.875% 07/15/2027 Callable @ 102.438 07/15/2022	20,000	20,825
CoreCivic Inc 8.250% 04/15/2026 Callable @ 104.125 04/15/2024	64,000	65,411
CVR Partners LP / CVR Nitrogen Finance Corp - 144A 6.125% 06/15/2028 Callable @ 103.063 06/15/2024	52,000	53,820
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.500% 10/20/2025	36,667	39,050
Delta Air Lines Inc / SkyMiles IP Ltd - 144A 4.750% 10/20/2028	51,334	57,045
Dycom Industries Inc - 144A 4.500% 04/15/2029 Callable @ 102.250 04/15/2024	30,000	30,450
EnPro Industries Inc 5.750% 10/15/2026 Callable @ 102.875 10/15/2022	66,000	69,052
First Student Bidco Inc / First Transit Parent Inc 4.000% 07/31/2029 Callable @ 102.000 07/31/2024	77,000	75,268
GFL Environmental Inc 4.375% 08/15/2029 Callable @ 102.188 08/15/2024	39,000	38,626
GFL Environmental Inc - 144A 3.750% 08/01/2025 Callable @ 101.875 08/01/2022	34,000	34,984
GFL Environmental Inc - 144A 4.000% 08/01/2028 Callable @ 102.000 08/01/2023	64,000	62,400
GFL Environmental Inc - 144A 4.750% 06/15/2029 Callable @ 102.375 06/08/2024	45,000	45,393
GFL Environmental Inc - 144A 5.125% 12/15/2026 Callable @ 102.563 12/15/2022	70,000	73,150
GPC Merger Sub Inc - 144A 7.125% 08/15/2028 Callable @ 103.563 08/15/2023	74,000	76,127
Griffon Corp 5.750% 03/01/2028 Callable @ 102.875 03/01/2023	115,000	120,175
Herc Holdings Inc - 144A 5.500% 07/15/2027 Callable @ 102.750 07/15/2022	135,000	140,738
Hertz Corp/The 5.500% 10/15/2024	148,000	3,330
Hertz Corp/The 6.000% 01/15/2028	20,000	1,300
Hertz Corp/The 6.250% 10/15/2022	25,000	500
Hertz Corp/The 7.125% 08/01/2026	80,000	5,200
Hexion Inc - 144A 7.875% 07/15/2027 Callable @ 103.938 07/15/2022	65,000	68,900
Howmet Aerospace Inc 6.875% 05/01/2025 Callable @ 100.000 04/01/2025	3,000	3,476
Iron Mountain Inc 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	44,000	44,440
Iron Mountain Inc - 144A 4.875% 09/15/2027 Callable @ 102.438 09/15/2022	42,000	43,339
Jeld- 144A Wen Inc - 4.625% 12/15/2025 Callable @ 101.156 12/15/2021	75,000	75,656
Jeld- 144A Wen Inc - 4.875% 12/15/2027 Callable @ 102.438 12/15/2022	5,000	5,175
JELD- 144A WEN Inc - 6.250% 05/15/2025 Callable @ 103.124 05/15/2022	45,000	47,419
Madison IAQ LLC - 144A 4.125% 06/30/2028 Callable @ 102.063 06/30/2024	181,000	180,062
Madison IAQ LLC - 144A 5.875% 06/30/2029 Callable @ 102.938 06/30/2024	70,000	69,475
Manitowoc Foodservice Inc 9.500% 02/15/2024 Callable @ 100.000 02/15/2022	30,000	30,785
Masonite International Corp - 144A 5.375% 02/01/2028 Callable @ 102.688 02/01/2023	70,000	73,500
MasTec Inc - 144A 4.500% 08/15/2028 Callable @ 102.250 08/15/2023	124,000	127,100
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd - 144A 6.500% 06/20/2027 Callable @ 103.250 06/30/2023	105,000	114,278
Mueller Water Products Inc 4.000% 06/15/2029 Callable @ 100.000 06/15/2024	105,000	106,706
NESCO Holdings II Inc - 144A 5.500% 04/15/2029 Callable @ 102.750 04/15/2024	41,000	41,513
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.625% 10/01/2028 Callable @ 102.813 10/01/2023	95,000	98,775
PGT Innovations Inc - 144A 4.375% 10/01/2029 Callable @ 102.188 08/01/2024	36,000	35,820
Pike Corp - 144A 5.500% 09/01/2028 Callable @ 102.750 09/01/2023	63,000	64,103
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	187,000	179,125
Prime Security Services Borrower LLC / Prime Finance Inc - 144A 5.750% 04/15/2026	5,000	5,348
Roller Bearing Co of America Inc - 144A 4.375% 10/15/2029 Callable @ 102.188 10/15/2024	15,000	15,281
Sensata Technologies BV - 144A 4.000% 04/15/2029 Callable @ 102.000 04/15/2024	50,000	50,783
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	190,575
Sensata Technologies BV - 144A 5.000% 10/01/2025	2,000	2,191
Sensata Technologies Inc - 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	17,753
Spirit AeroSystems Inc - 144A 5.500% 01/15/2025 Callable @ 102.750 10/15/2022	25,000	26,031
Spirit AeroSystems Inc - 144A 7.500% 04/15/2025 Callable @ 103.750 04/15/2022	108,000	114,021
SRS Distribution Inc - 144A 4.625% 07/01/2028 Callable @ 102.313 07/01/2024	108,000	110,408
SRS Distribution Inc - 144A 6.125% 07/01/2029 Callable @ 103.063 07/01/2024	32,000	32,920
Standard Industries Inc/NJ - 144A 3.375% 01/15/2031 Callable @ 101.688 07/15/2025	66,000	61,200
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028 Callable @ 102.375 01/15/2023	130,000	134,063
Standard Industries Inc/NJ - 144A 5.000% 02/15/2027	85,000	87,231
Stericycle Inc - 144A 3.875% 01/15/2029 Callable @ 101.938 11/15/2023	100,000	98,500
Stevens Holding Co Inc - 144A 6.125% 10/01/2026 Callable @ 101.531 10/01/2023	40,000	43,100
Terex Corp - 144A 5.000% 05/15/2029 Callable @ 102.500 05/15/2024	28,000	28,560
TransDigm Inc - 144A 6.250% 03/15/2026 Callable @ 103.125 03/15/2022	70,000	73,150
TriMas Corp - 144A 4.125% 04/15/2029 Callable @ 102.063 04/15/2024	48,000	48,600
Triton Water Holdings Inc - 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2024	147,000	146,486
Triumph Group Inc 7.750% 08/15/2025 Callable @ 101.938 08/15/2022	75,000	76,252
Triumph Group Inc - 144A 6.250% 09/15/2024 Callable @ 100.000 09/15/2022	10,000	9,985
Triumph Group Inc - 144A 8.875% 06/01/2024 Callable @ 104.438 02/01/2023	10,000	11,015
Uber Technologies Inc - 144A 4.500% 08/15/2029 Callable @ 102.250 08/15/2024	124,000	124,797
United Airlines Inc - 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	67,000	69,309
United Rentals North America Inc 3.875% 02/15/2031 Callable @ 101.938 08/15/2025	35,000	35,259
United Rentals North America Inc 4.875% 01/15/2028 Callable @ 102.438 01/15/2023	134,000	141,444
United Rentals North America Inc 5.500% 05/15/2027 Callable @ 102.750 05/15/2022	131,000	137,304
Wabash National Corp 4.500% 10/15/2028 Callable @ 102.250 10/15/2024	53,000	51,528
WESCO Distribution Inc - 144A 7.125% 06/15/2025	60,000	63,600
WESCO Distribution Inc - 144A 7.250% 06/15/2028 Callable @ 103.625 06/15/2023	125,000	137,864
White Cap Buyer LLC - 144A 6.875% 10/15/2028 Callable @ 103.438 10/15/2023	19,000	19,568
Wolverine Escrow LLC - 144A 8.500% 11/15/2024 Callable @ 106.375 11/15/2021	5,000	4,638
Wolverine Escrow LLC - 144A 9.000% 11/15/2026 Callable @ 106.750 11/15/2022	109,000	100,180
Wolverine Escrow LLC - 144A 13.125% 11/15/2027 Callable @ 109.844 11/15/2022	20,000	13,100
		6,418,499

Information Technology (5.9%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026 Callable @ 102.875 08/15/2022	64,000	66,880
Ahead DB Holdings LLC - 144A 6.625% 05/01/2028 Callable @ 103.313 05/01/2024	38,000	38,760
Ascend Learning LLC - 144A 6.875% 08/01/2025	42,000	42,735
Black Knight InfoServ LLC - 144A 3.625% 09/01/2028 Callable @ 101.813 09/01/2023	65,000	64,675
Booz Allen Hamilton Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	89,000	90,277
Booz Allen Hamilton Inc - 144A 4.000% 07/01/2029 Callable @ 102.000 07/01/2024	52,000	52,650
CDK Global Inc - 144A 5.250% 05/15/2029 Callable @ 102.625 05/15/2024	55,000	58,987
CDW LLC / CDW Finance Corp 3.250% 02/15/2029 Callable @ 101.625 02/15/2023	34,000	34,476
CDW LLC / CDW Finance Corp 4.250% 04/01/2028 Callable @ 102.125 10/01/2022	60,000	62,100
Clarivate Science Holdings Corp - 144A 3.875% 06/30/2028 Callable @ 101.938 06/30/2024	40,000	39,550
Clarivate Science Holdings Corp - 144A 4.875% 06/30/2029 Callable @ 102.438 06/30/2024	74,000	73,682
CommScope Finance LLC - 144A 6.000% 03/01/2026 Callable @ 103.000 03/01/2022	151,000	155,530
CommScope Finance LLC - 144A 8.250% 03/01/2027 Callable @ 104.125 03/01/2022	170,000	173,220
CommScope Inc - 144A 4.750% 09/01/2029 Callable @ 102.375 09/01/2024	83,000	81,440
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025 Callable @ 101.000 06/15/2022	103,000	101,952
Conduent Business Services LLC / Conduent State & Local Solutions Inc - 144A 6.000% 11/01/2029 Callable @ 103.000 11/01/2024	85,000	84,787
Dell International LLC / EMC Corp 6.100% 07/15/2027 Callable @ 100.000 05/15/2027	15,000	18,219
Dell International LLC / EMC Corp 6.200% 07/15/2030 Callable @ 100.000 04/15/2030	15,000	19,153
Diebold Nixdorf Inc - 144A 9.375% 07/15/2025 Callable @ 104.688 07/15/2022	33,000	35,557
Entegris Inc - 144A 3.625% 05/01/2029 Callable @ 102.719 05/01/2024	64,000	64,480
Entegris Inc - 144A 4.375% 04/15/2028 Callable @ 102.188 04/15/2023	56,000	58,030
Gartner Inc - 144A 3.625% 06/15/2029 Callable @ 101.813 06/15/2024	15,000	15,075
Gartner Inc - 144A 4.500% 07/01/2028 Callable @ 102.250 07/01/2023	205,000	213,446
Imola Merger Corp - 144A 4.750% 05/15/2029 Callable @ 102.375 05/15/2024	284,000	291,796
Microchip Technology Inc 4.250% 09/01/2025	22,000	22,883
NCR Corp - 144A 5.000% 10/01/2028 Callable @ 102.500 10/01/2023	25,000	25,312
NCR Corp - 144A 5.125% 04/15/2029 Callable @ 102.563 04/15/2024	115,000	117,597
NCR Corp - 144A 5.750% 09/01/2027 Callable @ 102.875 09/01/2022	108,000	113,670
NCR Corp - 144A 6.125% 09/01/2029 Callable @ 103.063 09/01/2024	80,000	85,951
Nuance Communications Inc 5.625% 12/15/2026 Callable @ 102.813 12/15/2021	25,000	25,797
ON Semiconductor Corp - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	118,000	119,327
Plantronics Inc - 144A 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	130,000	119,275
Presidio Holdings Inc - 144A 4.875% 02/01/2027 Callable @ 102.438 02/01/2023	30,000	30,525
Sabre GLBL Inc - 144A 7.375% 09/01/2025 Callable @ 103.688 09/01/2022	35,000	37,188
Sabre GLBL Inc - 144A 9.250% 04/15/2025	30,000	34,630
Science Applications International Corp - 144A 4.875% 04/01/2028 Callable @ 102.438 04/01/2023	30,000	30,900
Sinclair Television Group Inc - 144A 5.125% 02/15/2027 Callable @ 101.708 08/15/2022	20,000	19,225
Square Inc 2.750% 06/01/2026 Callable @ 100.000 05/01/2026	75,000	75,825
Square Inc 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	75,000	76,875
SS&C Technologies Inc - 144A 5.500% 09/30/2027 Callable @ 104.125 03/30/2022	165,000	173,663
Switch Ltd 3.750% 09/15/2028 Callable @ 101.875 09/15/2023	48,000	47,760
Switch Ltd - 144A 4.125% 06/15/2029 Callable @ 102.063 06/15/2024	23,000	23,115
Synaptics Inc 4.000% 06/15/2029 Callable @ 102.000 06/15/2024	22,000	22,220
Twilio Inc 3.625% 03/15/2029	20,000	20,200
Twilio Inc 3.875% 03/15/2031	20,000	20,196
Vertical US Newco Inc 5.250% 07/15/2027 Callable @ 102.625 07/15/2023	200,000	203,560
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A 3.875% 02/01/2029 Callable @ 101.938 02/01/2024	52,000	51,675
		3,434,826

Materials (6.7%)
Allegheny Technologies Inc 4.875% 10/01/2029 Callable @ 102.438 10/01/2024	30,000	29,979
Allegheny Technologies Inc 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	22,913
Allegheny Technologies Inc 5.875% 12/01/2027 Callable @ 102.938 12/01/2022	66,000	69,300
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 5.250% 08/15/2027 Callable @ 102.625 08/15/2022	200,000	199,500
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750% 06/15/2027 Callable @ 102.375 06/15/2023	150,000	154,312
Berry Global Escrow Corp - 144A 4.875% 07/15/2026 Callable @ 102.438 07/15/2022	90,000	94,275
Berry Global Inc 4.500% 02/15/2026 Callable @ 101.125 02/15/2022	15,000	15,225
Big River Steel LLC / BRS Finance Corp - 144A 6.625% 01/31/2029 Callable @ 103.313 09/15/2023	37,000	40,191
Boise Cascade Co - 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	10,500
BWAY Holding Co - 144A 5.500% 04/15/2024 Callable @ 100.000 04/15/2022	185,000	185,601
Carpenter Technology Corp 6.375% 07/15/2028 Callable @ 103.188 07/15/2023	30,000	31,735
Chemours Co/The - 144A 4.625% 11/15/2029 Callable @ 102.313 11/15/2024	10,000	9,625
Chemours Co/The - 144A 5.750% 11/15/2028 Callable @ 102.875 11/15/2023	133,000	136,657
Cleveland- 144A Cliffs Inc - 4.625% 03/01/2029 Callable @ 102.313 03/01/2024	40,000	41,300
Cleveland- 144A Cliffs Inc - 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	30,196
Element Solutions Inc - 144A 3.875% 09/01/2028 Callable @ 101.938 09/01/2023	90,000	89,917
Forterra Finance LLC / FRTA Finance Corp 6.500% 07/15/2025 Callable @ 103.250 07/15/2022	30,000	31,972
Freeport McMoRan Inc 4.125% 03/01/2028 Callable @ 102.063 03/01/2023	66,000	68,145
Freeport McMoRan Inc 4.375% 08/01/2028 Callable @ 102.188 08/01/2023	107,000	111,410
Freeport McMoRan Inc 5.450% 03/15/2043 Callable @ 100.000 09/15/2042	15,000	18,870
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026 Callable @ 101.375 04/15/2022	140,000	143,360
Glatfelter Corp - 144A 4.750% 11/15/2029 Callable @ 102.375 11/01/2024	42,000	42,752
Greif Inc - 144A 6.500% 03/01/2027 Callable @ 103.250 03/01/2022	65,000	67,600
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024	200,000	200,250
Kaiser Aluminum Corp - 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	29,403
Kaiser Aluminum Corp - 144A 4.625% 03/01/2028 Callable @ 102.313 03/01/2023	25,000	25,305
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026 Callable @ 103.375 07/15/2022	120,000	124,050
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027 Callable @ 105.250 07/15/2022	55,000	58,163
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025 Callable @ 100.000 04/15/2022	95,000	91,981
NOVA Chemicals Corp - 144A 4.250% 05/15/2029 Callable @ 102.125 05/15/2024	106,000	104,622
NOVA Chemicals Corp - 144A 4.875% 06/01/2024 Callable @ 100.000 03/03/2024	30,000	31,223
NOVA Chemicals Corp - 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	145,000	152,608
Novelis Corp - 144A 3.250% 11/15/2026 Callable @ 101.625 11/15/2023	43,000	42,893
Novelis Corp - 144A 3.875% 08/15/2031 Callable @ 101.938 08/15/2026	22,000	21,479
Novelis Corp - 144A 4.750% 01/30/2030 Callable @ 102.375 01/30/2025	45,000	46,800
Owens- 144A Brockway Glass Container Inc - 6.625% 05/13/2027	58,000	61,988
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025 Callable @ 101.813 04/01/2022	75,000	76,594
^+(1)(4)Reichhold Industries Inc - 144A .000% 05/08/2040	97,425	0
Scotts Miracle- 144A Gro Co/The - 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	101,000	100,177
Scotts Miracle- 144A Gro Co/The - 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	56,283
Scotts Miracle Gro Co/The 4.500% 10/15/2029 Callable @ 102.250 10/15/2024	14,000	14,587
Scotts Miracle Gro Co/The 5.250% 12/15/2026 Callable @ 102.625 12/15/2021	135,000	138,712
Summit Materials LLC / Summit Materials Finance Corp - 144A 5.250% 01/15/2029 Callable @ 102.650 07/15/2023	49,000	51,328
#Summit Midstream Holdings LLC / Summit Midstream Finance Corp - 144A 8.500% 10/15/2026 Callable @ 104.250 10/15/2023	37,000	37,204
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.125% 04/01/2029 Callable @ 102.563 04/01/2024	146,000	146,409
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025 Callable @ 100.896 09/01/2022	120,000	122,416
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026 Callable @ 102.750 08/15/2022	200,000	207,746
United States Steel Corp 6.875% 03/01/2029 Callable @ 103.438 03/01/2024	47,000	50,290
Valvoline Inc - 144A 4.250% 02/15/2030 Callable @ 102.125 02/15/2025	35,000	35,733
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025 Callable @ 101.438 07/15/2022	50,000	46,705
Venator Finance Sarl / Venator Materials LLC - 144A 9.500% 07/01/2025 Callable @ 107.125 07/01/2022	40,000	43,900
WR Grace & Co Conn 4.875% 06/15/2027 Callable @ 102.438 06/15/2023	109,000	110,771
WR Grace & Co Conn 5.625% 10/01/2024	10,000	10,725
WR Grace Holdings LLC - 144A 5.625% 08/15/2029 Callable @ 102.813 08/15/2024	28,000	28,245
		3,913,925

Real Estate (0.5%)
GEO Group Inc/The 5.875% 10/15/2024 Callable @ 100.000 10/15/2022	55,000	49,759
Kennedy Wilson Inc 4.750% 03/01/2029 Callable @ 102.375 03/01/2024	20,000	20,400
Kennedy Wilson Inc 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	20,450
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.750% 02/01/2027 Callable @ 100.000 11/01/2026	44,000	50,160
Outfront Media Capital LLC / Outfront Media Capital Corp - 144A 5.000% 08/15/2027 Callable @ 102.500 08/15/2022	40,000	40,800
RHP Hotel Properties LP / RHP Finance Corp - 144A 4.500% 02/15/2029 Callable @ 102.250 02/15/2024	108,000	106,920
		288,489

Utilities (1.0%)
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025 Callable @ 100.000 02/20/2025	40,000	43,350
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	70,000	78,050
Calpine Corp - 144A 4.625% 02/01/2029 Callable @ 102.313 02/01/2024	24,000	23,280
Calpine Corp - 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	29,403
Calpine Corp - 144A 5.250% 06/01/2026 Callable @ 101.750 06/01/2022	14,000	14,405
NRG Energy Inc 6.625% 01/15/2027 Callable @ 102.208 07/15/2022	9,000	9,320
NRG Energy Inc - 144A 3.375% 02/15/2029 Callable @ 101.688 02/15/2024	23,000	22,425
NRG Energy Inc - 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	17,550
PG&E Corp 5.000% 07/01/2028 Callable @ 102.500 07/01/2023	40,000	41,600
PG&E Corp 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	10,448
Vistra Operations Co LLC - 144A 4.375% 05/01/2029 Callable @ 102.188 05/01/2024	27,000	26,730
Vistra Operations Co LLC - 144A 5.000% 07/31/2027 Callable @ 102.500 07/31/2022	75,000	76,875
Vistra Operations Co LLC - 144A 5.625% 02/15/2027 Callable @ 102.813 02/15/2022	197,000	202,973
		596,409

TOTAL CORPORATE BONDS (COST: $52,925,603)		$53,572,438

COMMON STOCKS (2.6%)
Communication Services (0.3%)	Shares
Frontier Communications Parent Inc	4,802	148,670
(3)iHeartMedia Inc	1,902	36,861
		185,531

Consumer Discretionary (0.9%)
+^(3)Claire's Stores	58	17,038
(3)Clear Channel Outdoor Holdings Inc	4,640	13,456
+^MyTheresa Series B Common Shares	21,320	117,260
^NMG Parent LLC	240	35,280
VICI Properties, Inc	11,632	341,399
		524,433

Energy (0.9%)
Chesapeake Energy Corp	5	319
^EP Energy Corp	2,035	179,080
Halcon Resources	293	2,816
Oasis Petroleum Inc	1,966	237,099
Whiting Petroleum Corp	1,533	99,844
		519,158

Health Care (0.0%)
+^(3)International Oncology Care Inc	1,633	16,477

Industrials (0.0%)
+^(3)Remington Outdoor Co	125,125	0

Material (0.5%)
+^(3)Reichhold Cayman	162	294,030

TOTAL COMMON STOCK (COST: $1,122,649)		$1,539,629

CONVERTIBLE PREFERRED STOCKS (0.3%)
Consumer Discretionary (0.3%)	Shares
+^Claire's Stores Inc 14.000%	39	97,013
+^Myt Holding Co Series A - 144A	53,840	55,396
		152,409

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $77,874)		$152,409

WARRANTS (0.0%)
Consumer Discretionary (0.0%)
+^(3)NMG Warrants	690	12,989

Energy (0.0%)
^Chesapeake Energy Corp	11	336

TOTAL WARRANTS (COST: $1,796)		$13,325

TOTAL INVESTMENTS IN SECURITIES (COST: $54,127,922) (94.7%)		$55,277,801
OTHER ASSETS LESS LIABILITIES (5.3%)		$3,110,175

NET ASSETS (100%)		$58,387,976

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 29, 2021.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. Total fair value of illiquid securities amount to $824,899 representing 1.4% of net assets as of October 29, 2021.
#When-issued purchase as of October 29, 2021.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $34,691,454, representing 59.4% of net assets as of October 29, 2021.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate

INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
Schedule of Investments October 29, 2021: (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (95.7%)

Consumer Staples (1.5%)
Darling Ingredients Inc	23,000	$1,943,960

Energy (70.4%)
Archaea Energy Inc	40,000	756,800
Archrock Inc	280,000	2,293,200
Baker Hughes a GE Co	199,000	4,990,920
Coterra EnerCoterra Energy Inc	80,000	1,705,600
Cactus Inc	212,000	9,222,000
Canadian Natural Resources Ltd	30,000	1,275,300
ChampionX Corp	190,000	4,983,700
Cheniere Energy Inc	54,000	5,583,600
ConocoPhillips	26,000	1,936,740
DMC Global Inc	37,000	1,545,860
Devon Energy Corp	244,000	9,779,520
Diamondback Energy Inc	42,000	4,501,980
Enbridge Inc	109,000	4,562,740
Exxon Mobil Corp	65,000	4,190,550
HollyFrontier Corp	46,000	1,554,800
Kinder Morgan Inc/DE	70,000	1,172,500
Magnolia Oil & Gas Corp	55,000	1,148,400
Marathon Oil Corp	130,000	2,121,600
New Fortress Energy Inc	25,000	750,000
Phillips 66	60,000	4,486,800
Pioneer Natural Resources Co	46,000	8,601,080
ProPetro Holding Corp	200,000	1,918,000
Solaris Oilfield Infrastructure Inc	220,000	1,669,800
TC ENERGY CORP	26,000	1,406,600
Valero Energy Corp	38,000	2,938,540
Williams Cos Inc/The	110,000	3,089,900
National Energy Services Reunited Corp	140,000	1,638,000
		89,824,530
Industrials (10.0%)
Array Technologies Inc	73,000	1,558,550
Bloom Energy Corp	38,000	1,187,880
Generac Holdings Inc	2,500	1,246,400
Plug Power Inc	36,000	1,377,720
Quanta Services Inc	18,000	2,183,040
Shoals Technologies Group Inc	27,000	836,730
Sunrun Inc	76,000	4,383,680
		12,774,000
Information Technology (3.8%)
Enphase Energy Inc	13,400	3,103,842
SolarEdge Technologies Inc	5,000	1,773,400
		4,877,242
Materials (3.0%)
Celanese Corp	4,000	646,040
Newmont Corp	25,000	1,350,000
Olin Corp	31,000	1,766,380
		3,762,420
Utilities (7.0%)
Ameren Corp	11,000	927,190
NextEra Energy Inc	36,000	3,071,880
Sunnova Energy International Inc	111,000	4,946,160
		8,945,230

TOTAL COMMON STOCKS (COST: $82,979,745)		$122,127,382

OTHER ASSETS LESS LIABILITIES (4.3%)		$5,495,674

NET ASSETS (100.0%)		$127,623,056

*Non-income producing
ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY SHORT TERM GOVERNMENT FUND
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (87.5%)

Fannie Mae Pool (33.8%)
FN MA3067 3.500%, 7/1/2047	$177,387	$184,861
FN BP8780 3.000%, 7/1/2050	322,952	339,487
FN MA3986 3.500%, 4/1/2035	198,401	210,662
FN 555326 5.500%, 4/1/2033	95,959	111,990
FN AL5259 3.500%, 5/1/2029	139,739	148,985
FN AL9858 3.000%, 3/1/2030	146,953	154,401
FN MA4094 2.500%, 8/1/2040	273,511	281,634
FN MA3071 4.000%, 7/1/2037	103,551	112,060
FN FM2209 3.500%, 1/1/2035	100,976	108,130
FN MA3689 4.000%, 5/1/2029	130,949	138,568
FN CA1939 4.000%, 6/1/2028	196,682	208,698
FN AS9698 3.500%, 5/1/2032	278,926	297,448
FN FM5376 2.000%, 1/1/2036	544,174	558,751
FN BM1244 3.500%, 6/1/2032	191,293	203,677
FN MA3725 3.500%, 7/1/2049	75,041	77,858
FN MA4400 3.000%, 8/1/2051	291,916	304,881
FN BO4501 3.000%, 9/1/2049	222,157	232,529
FN BJ0664 3.000%, 3/1/2033	124,641	131,961
FN CB0573 2.500%, 5/1/2046	294,357	303,329
FN BP6466 3.000%, 7/1/2050	235,838	247,049
FN BQ5343 2.500%, 10/1/2050	169,674	174,439
FN 745751 5.500%, 9/1/2035	21,458	24,873
FN BM1231 3.500%, 11/1/2031	202,863	215,087
FN FM1487 4.000%, 9/1/2039	42,246	45,745
FN 888073 5.500%, 2/1/2035	16,884	19,460
FN 995865 4.500%, 7/1/2024	21,323	22,223
FN MA0949 3.500%, 1/1/2032	59,035	62,671
FN MA4043 3.000%, 6/1/2035	183,865	193,421
FN 748375 1.466%, (12 Month LIBOR USD + 1.119%,), 08/01/2033 (a)	701	707
FN MA4222 3.500%, 12/1/2050	194,873	205,997
FN 555531 5.500%, 6/1/2033	83,954	96,875
FN MA3928 2.500%, 2/1/2030	394,123	409,539
FN MA4316 2.500%, 4/1/2036	453,810	472,641
FN FM6742 3.000%, 8/1/2040	224,568	234,654
FN AL7654 3.000%, 9/1/2035	136,654	145,399
FN BM3428 3.500%, 1/1/2033	71,353	75,929
FN BM1257 2.500%, 4/1/2037	224,859	231,271
FN 47935 4.86 4.000%, (11th District Cost of Funds Index + 1.250%,), 05/01/2027 (a)	681	692
FN 252284 6.500%, 1/1/2029	47,514	53,109
FN AS5093 2.500%, 6/1/2030	409,637	429,358
FNCI 2 11/21 2.000%, 4/25/2036	1,000,000	1,025,977
FN MA4076 3.000%, 7/1/2035	274,265	288,240
FN MA4045 2.000%, 6/1/2040	272,122	273,568
FN MA4054 2.500%, 6/1/2040	238,337	244,939
FN MA2561 3.000%, 3/1/2031	364,659	384,375
FN CA5979 3.000%, 5/1/2050	106,811	109,258
FN MA3101 4.500%, 8/1/2047	121,220	132,118
FN CA6065 3.000%, 6/1/2050	179,003	183,097
FN BQ4348 2.000%, 12/1/2035	307,139	315,422
		10,428,044

Fannie Mae-Aces (1.9%)
FNA 2020-M10 X6 1.381%, 8/25/2028 (b)	3,600,000	296,435
FNA 2019-M32 X2 1.20309%, 10/25/2029 (b)(c)	4,300,000	301,232
		597,667
FHLMC-GNMA (0.1%)
FHG 23 FC 0.54 2.000%, (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	20,569	20,594

Freddie Mac Pool (13.6%)
FR ZA5250 4.000%, 1/1/2048	358,825	386,260
FR RA5255 3.500%, 5/1/2051	247,419	262,211
FR RC1888 2.000%, 3/1/2036	259,153	266,095
FR SD8148 3.000%, 5/1/2051	324,413	338,739
FR SB8099 2.500%, 4/1/2036	427,601	445,329
FR ZS8087 2.500%, 4/1/2033	243,500	253,296
FR RC1727 2.000%, 12/1/2035	0	0
FR RA3173 3.000%, 7/1/2050	211,115	221,376
FR QC7173 2.500%, 9/1/2051	299,400	307,830
FR ZS8670 3.500%, 9/1/2032	223,077	237,696
FR ZS8598 3.000%, 2/1/2031	201,864	212,673
FR ZS8686 3.000%, 2/1/2033	140,812	148,315
FR RC2167 2.000%, 7/1/2036	295,854	303,779
FR ZT1348 3.500%, 10/1/2038	93,389	98,884
FR QN5456 2.000%, 3/1/2036	428,835	443,091
FR RC1890 2.000%, 3/1/2036	273,996	281,616
		4,207,190
Freddie Mac Gold Pool (8.0%)
FG G18596 3.000%, 4/1/2031	577,205	608,655
FG G04913 5.000%, 3/1/2038	37,004	42,311
FG G18655 3.000%, 8/1/2032	239,057	252,294
FG G01584 5.000%, 8/1/2033	39,372	44,844
FG G30289 7.000%, 9/1/2025	8,734	9,128
FG G13390 6.000%.000, 1/1/2024	2,615	2,666
FG G13610 5.500%, 2/1/2024	4,429	4,531
FG G13692 5.500%, 2/1/2024	2,018	2,065
FG G14160 6.000%, 1/1/2024	151	152
FG G18605 3.000%, 6/1/2031	152,643	160,965
FG G16502 3.500%, 5/1/2033	169,132	180,190
FG G18524 3.000%, 9/1/2029	175,113	184,219
FG G14441 4.000%, 3/1/2027	100,881	107,105
FG G14904 4.500%, 12/1/2021	1	1
FG G16406 3.000%, 1/1/2028	94,636	99,177
FG G18601 3.000%, 5/1/2031	228,572	241,036
FG C91993 3.500%, 5/1/2038	184,282	194,619
FG NB0014 3.500%, 4/1/2049	330,056	348,454
FG H09207 6.500%, 8/1/2038	10,061	11,103
		2,493,514
Freddie Mac Multifamily Structured Pass Through Certificates (6.0%)
FHMS K724 X1 0.386275%, 11/25/2023 (b)(c)	4,279,096	19,748
FHMS Q004 A2H 2.796109%, 1/25/2046 (b)	167,159	167,153
FHMS Q007 APT1 2.988734%, 10/25/2047 (b)	78,960	79,862
FHMS KJ27 A1 2.092%, 7/25/2024	38,041	38,690
FHMS Q016 XPT1 0.981%, 5/25/2026	3,199,688	96,979
FHMS K742 X1 0.868979%, 3/25/2028 (b)(c)	2,499,615	98,197
FHMS K111 X1 1.68089, 5/25/2030 (b)(c)	3,072,240	357,600
FHMS K738 X1 1.628932%, 1/25/2027 (b)(c)	1,897,540	129,828
FHMS K736 X1 1.436391%, 7/25/2026 (b)(c)	6,467,885	328,375
FHMS Q009 A 0.4375%, (1 Month LIBOR USD + 0.350%), 04/25/2024 (a)	92,211	92,211
FHMS KJ28 A1 1.766%, 2/25/2025	291,695	296,782
FHMS K030 A1 2.779%, 9/25/2022	5,420	5,420
FHMS K078 XAM 0.145747%, 6/25/2028	33,580,000	141,976
		1,852,822
Freddie Mac REMICS (0.9%)
FHR 4824 KQ 4.000%, 6/15/2046	91,188	94,117
FHR 4962 NC 3.000%, 8/25/2035	112,365	112,749
FHR 2824 EB 5.000%, 7/15/2024	1,343	1,401
FHR 4818 BD 3.500%, 3/15/2045	61,307	62,586
FHR 2344 ZD 6.500%, 8/15/2031	11,897	13,606
FHR 3784 PD 4.000%, 1/15/2026	7,330	7,561
		292,019
Freddie Mac Structured Pass Through Certificates (0.5%)
FRESR 2017-SR01 A2 2.75%, 11/25/2022	142,751	143,336

FRESB Mortgage Trust (3.4%)
FRESB 2019-SB60 A5H 3.07%, (1 Month LIBOR USD + 0.700%), 1/25/2039 (a)	410,158	420,791
FRESB 2016-SB13 A5H 0.7875%, (1 Month LIBOR USD + 0.700%), 1/25/2036 (a)	175,697	175,641
FRESB 2016-SB16 A5H 0.7875%, (1 Month LIBOR USD + 0.700%), 5/25/2036 (a)	165,828	165,511
FRESB 2015-SB7 A5 0.7875%, (1 Month LIBOR USD + 0.700%), 9/25/2035 (a)	195,188	192,229
FRESB 2015-SB2 A5 0.7875%, (1 Month LIBOR USD + 0.700%), 7/25/2035 (a)	84,804	84,792
FRESB 2015-SB3 A5 0.7875%, (1 Month LIBOR USD + 0.700%), 8/25/2042 (a)	3,551	3,549
		1,042,515
Seasoned Loans Structured Transaction Trust Series 2019-3 (0.7%)
SLST 2019-3 A1C 2.75%, 11/25/2029	197,759	205,020

Ginnie Mae I Pool (0.4%)
GN 741854 4.000%, 5/15/2025	40,577	42,818
GN 782618 4.500%, 4/15/2024	64,055	66,896
		109,713
Ginnie Mae II Pool (1.6%)
G2 MA6402 4.500%, 1/20/2050	38,481	40,282
G2 785316 2.074%, 9/20/2070	125,537	132,582
G2 MA6932 3.000%, 10/20/2050	210,301	218,478
G2 MA5468 5.000%, 9/20/2048	94,031	101,790
		493,132
Government National Mortgage Association (15.2%)
GNR 2020-H12 IG 1.48859%, 7/20/2070	2,819,531	141,591
GNR 2017-H22 IC 2.36049%, 11/20/2067	1,373,867	113,229
GNR 2020-40 IO 1.03395%, 1/16/2062 (b)(c)	2,135,238	169,098
GNR 2020-132 IO 0.84852, 9/16/2062 (b)(c)	1,743,166	131,961
GNR 2020-121 IO 0.94275%, 8/16/2060 (b)(c)	1,181,670	94,856
GNR 2018-119 IO 0.61009%, 5/16/2060 (b)(c)	1,108,339	71,897
GNR 2016-158 IO 0.76329%, 6/16/2058 (b)(c)	2,870,178	127,622
GNR 2021-H08 VF 1.25%, 4/20/2071	298,511	315,068
GNR 2020-H12 IJ 1.18901%, 7/20/2070	2,656,699	227,413
GNR 2021-110 IO 0.87866%, 11/16/2063(b)(c)	2,321,976	190,472
GNR 2018-108 IA 0.52796%, 8/16/2060	1,266,569	86,857
GNR 2014-120 IO 0.61046%, 4/16/2056 (b)(c)	2,634,339	61,641
GNR 2017-76 IO 0.83239%, 12/16/2056 (b)(c)	3,741,519	198,465
GNR 2021-36 IO 1.24702%, 3/16/2063 (b)(c)	2,318,758	233,276
GNR 2021-150 IO 1.03521%, 11/16/2063 (b)(c)	1,094,778	98,811
GNR 2020-H19 SI 0.99304%, 10/20/2070	1,419,263	51,000
GNR 2021-5 IO 1.09263%, 1/16/2061 (b)(c)	3,085,500	280,367
GNR 2020-57 JI 1.80914%, 1/16/2060	2,144,174	285,312
GNR 2020-H11 IO 0.98155%, 6/20/2070 (b)(c)	4,081,751	302,050
GNR 2018-137 AB 3.500%, 10/20/2048	66,385	69,791
GNR 2014-138 IO 0.64622%, 4/16/2056 (b)(c)	811,411	25,088
GNR 2015-97 A 2.4.000%, 4/16/2043	371,600	376,910
GNR 2013-15 IO 0.54116%, 8/16/2051 (b)(c)	2,606,495	54,030
GNR 2013-17 IO 0.28988%, 6/16/2054 (b)(c)	3,709,288	38,224
GNR 2013-40 IO 0.49412%, 6/16/2054 (b)(c)	3,021,532	54,514
GNR 2013-55 AB 1.5787%, 12/16/2042	38,334	38,389
GNR 2013-105 IO 0.30787%, 6/16/2054 (b)(c)	5,084,054	36,183
GNR 2013-107 ID 0.23988%, 11/16/2047 (b)(c)	2,193,865	15,098
GNR 2013-101 IO 0.21713%, 10/16/2054 (b)(c)	2,842,770	46,172
GNR 2014-54 IO 0.3648%, 9/16/2055 (b)(c)	3,245,449	49,688
GNR 2014-73 IO 0.51995%, 4/16/2056 (b)(c)	3,897,036	77,547
GNR 2013-156 IO 0.32842%, 6/16/2055 (b)(c)	2,685,830	33,350
GNR 2014-1 IO 0.18854%, 9/16/2055 (b)(c)	3,039,185	28,745
GNR 2014-155 IB 1.15623%, 8/16/2055 (b)(c)	239,303	17,550
GNR 2015-130 IO 0.71156%, 7/16/2057 (b)(c)	1,629,957	49,948
GNR 2018-2 IO 0.68982%, 12/16/2059 (b)(c)	1,756,218	97,086
GNR 2012-95 IO 0.37492%, 2/16/2053 (b)(c)	11,041,259	123,916
GNR 2020-H04 IO 1.10478%, 2/20/2070 (b)(c)	795,186	61,865
GNR 2013-33 IO 0.49311%, 4/16/2054 (b)(c)	8,662,475	82,865
GNR 2017-28 IO 0.61711%, 2/16/2057 (b)(c)	2,759,557	120,761
		4,678,709
Seasoned Credit Risk Transfer Trust Series (1.4%)
SCRT 2020-3 M5TW 3.000%, 5/25/2060	112,039	117,644
SCRT 2018-3 MA 3.500%, 8/25/2057	76,480	79,501
SCRT 2021-1 TTU 2.500%, 9/25/2060	247,231	254,064
		451,209

TOTAL MORTGAGE BACKED SECURITIES (Cost: $29,556,730)		$27,015,484

SHORT-TERM INVESTMENTS (10.5%,)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.140%, (d)	3,250,880	$3,250,880
TOTAL SHORT-TERM INVESTMENTS (Cost $3,250,880)

TOTAL INVESTMENTS (Cost $32,807,610) (98.0%)		$30,266,364

OTHER ASSETS LESS LIABILITIES (2.00%)		$620,352

NET ASSETS (100.0%,)		$30,886,716

(a) Variable rate security; the rate shown represents the rate at October 29, 2021. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at October 29, 2021. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of October 29, 2021.

NOTE: INVESTMENT IN SECURITIES (unaudited)
October 29, 2021, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity Dividend Harvest Fund	Integrity Growth and Income Fund	Integrity High Income Fund	Integrity Mid-North American Resources Fund	Integrity Short Term Government Fund
Investments at cost	$140,012,461	$45,875,252	$54,127,922	$82,979,745	$32,807,610
Unrealized appreciation	$33,356,096	$36,003,526	$2,255,106	$39,792,088	$250,559
Unrealized depreciation	($1,975,178)	($569,663)	($1,105,227)	($644,451)	($2,791,805)
Net unrealized appreciation (depreciation)*	$31,380,918	$35,433,863	$1,149,879	$39,147,637	($2,541,246)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 29, 2021:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$171,393,379	$0	$0	$171,393,379
Total	$171,393,379	$0	$0	$171,393,379
Integrity Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$81,309,115	$0	$0	$81,309,115
Total	$81,309,115	$0	$0	$81,309,115
Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	1,094,824	0	444,805	1,539,629
Corporate Bonds	0	53,572,438	0	53,572,438
Convertible Preferred Stock	0	0	152,409	152,409
Warrants	336	0	12,989	13,325
Total	$1,095,160	$53,572,438	$610,203	$55,277,801
Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$122,127,382	$0	$0	$122,127,382
Total	$122,127,382	$0	$0	$122,127,382
Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$0	$27,015,484	$0	$27,015,484
Short Term Investments	$3,250,880	$0	$0	$3,250,880
Total Investments in Securities	$3,250,880	$27,015,484	$0	$30,266,364

Please refer to the Schedule of Investments for sector classification

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the quarter ended October 29, for which the Funds have used Level 3 inputs to determine the fair value are as follow:
	Balance as			Realized	Change in unrealized	Balance as of
High Income Fund	of 07/31/21	Purchases	Sales	Gain/(Loss)	appreciation/depreciation	10/29/2021
Common Stock	$378,165	$0	$0	$0	$66,640.00	$444,805
Corporate Bonds*	$0	$0	$0	$0	$0	$0
Convertible Preferred Stock	$140,430	$0	$0	$0	$11,979	$152,409
Warrants	$13,455	$0	$0	$0	($466)	$12,989

* There are two corporate bonds held in the portfolio that are fair valued at $0.

Asset Class	Fair Value at October 29, 2021	Valuation Technique	Unobservable Inputs	Range/Input	Impact to Valuation From Input Increases	Weighted Average
Common Stock	$134,298	Market Comparable Transaction	Broker Quote	$5.50 - $293.75	Increase/Decrease	24.85
	$310,507	Market Comparable Companies	EBITDA Multiple	6.25x - 7.0x	Increase/Decrease	6.90x
	$444,805
Convertible Preferred Stock	$152,409	Market Comparable Transaction	Broker Quote	$1.0289 - $2,487.51	Increase	$1,446.40
	$152,409
Warrants	$12,989	Market Comparable Transaction	Broker Quote	$18.83	Increase	N/A
	$12,989